RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions Values [Table Text Block]
Sales to related parties:

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd	—	131	—
Total	—	131	—

Schedule Of Related Party Transactions Office Rental Income Table [Text Block]
2.	Office Rental

	For the years ended September 30,
	2012	2011	2010
	US$(’000)	US$(’000)	US$(’000)
Total rental income	26,001	19,200	4,800